Equity - Share options activity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Options outstanding
Beginning balance	3,167	3,167	3,167
Forfeited	(3,167)	0	0
Ending balance		3,167	3,167	3,167
Exercisable Option
Beginning balance	2,375	2,375	2,375
Forfeited	(2,375)		0
Exercised		0
Ending balance	0	2,375	2,375	2,375
Weighted Average Exercise Price
Beginning balance	$ 150.00	$ 150.00	$ 150.00
Forfeited	150.00		0
Ending balance	$ 0	$ 150.00	$ 150.00	$ 150.00
Average Remaining Contractual Life
Average remaining contractual term	0 years	6 months	1 year 6 months	2 years 6 months
Granted/Acquired	0 years	0 years	0 years
Forfeited	0 years	0 years	0 years
Exercised	0 years	0 years	0 years
Aggregate Intrinsic Value
Beginning balance	$ 0	$ 0	$ 0
Forfeited	0	0	0
Ending balance	$ 0	$ 0	$ 0	$ 0